SCHEDULE OF PRO FORMA FINANCIAL INFORMATION (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Net revenue	$ 16,831,000	$ 26,848,000
Operating loss from continuing operations	(8,093,000)	(6,187,000)
Net loss	$ (8,451,000)	$ (7,164,000)